Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 14,482,548	$ 8,218,541
Revenue from internet media services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	13,532,715	6,271,133
Revenue from business planning and consulting services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue		450,216
Revenue from event planning and execution services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	949,833	1,497,192
Revenue recognized over time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	13,532,715	6,721,349
Revenue recognized in time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 949,833	$ 1,497,192